Annual Total Returns - FidelityGrowthCompanyK6Fund-PRO - FidelityGrowthCompanyK6Fund-PRO - Fidelity Growth Company K6 Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Growth Company K6 Fund
Bar Chart Table:
Annual Return 2020	68.77%
Annual Return 2021	22.09%
Annual Return 2022	(32.62%)